Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule Of Allowance For Loan Loss By Portfolio Segment
The following summarizes the activity in the allowance for loan loss, by portfolio segment (in thousands).  The following also presents the balance in the allowance for loan loss disaggregated on the basis of the Company’s impairment measurement method and the related recorded investment in loans, by portfolio segment (in thousands).

	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2015
Allowance for loan loss
Beginning balance	$1,582	$8,921	$7,208	$1,495	$85	$859	$20,150
Charge-offs	(5,051)	(580)	(1,144)	(312)	(210)	(1,414)	(8,711)
Recoveries	74	366	199	—	186	792	1,617
Provision	6,113	(929)	515	280	36	420	6,435
Provision for acquired loans with deteriorated credit quality	553	—	—	—	—	—	553
Ending balance	$3,271	$7,778	$6,778	$1,463	$97	$657	$20,044

December 31, 2014
Allowance for loan loss
Beginning balance	$1,139	$10,775	$6,057	$1,672	$77	$855	$20,575
Charge-offs	(323)	(1,925)	(1,762)	(309)	(188)	(1,415)	(5,922)

Recoveries	89	113	187	—	204	850	1,443
Provision	394	(42)	2,726	132	(8)	569	3,771
Provision for acquired loans with deteriorated credit quality	$283	$—	$—	$—	$—	$—	283
Ending balance	$1,582	$8,921	$7,208	$1,495	$85	$859	$20,150

As of December 31, 2015
Allowance for loan loss
Evaluated for impairment:
Individually	$—	$—	$—	$—	$—	$—	$—
Collectively	3,267	6,966	6,777	1,451	97	657	19,215
Acquired with deteriorated credit quality	4	812	1	12	—	—	829
Total	$3,271	$7,778	$6,778	$1,463	$97	$657	$20,044

Loans
Evaluated for impairment:
Individually	$2,349	$5,399	$437	$297	$—	$—	$8,482
Collectively	163,209	1,110,307	1,382,325	145,041	35,997	3,361	2,840,240
Acquired with deteriorated credit quality	329	12,121	371	1,698	86	—	14,605
Total	$165,887	$1,127,827	$1,383,133	$147,036	$36,083	$3,361	$2,863,327

As of December 31, 2014
Allowance for loan loss
Evaluated for impairment:
Individually	$—	$252	$—	$—	$—	$—	$252
Collectively	1,540	7,898	7,208	1,429	85	859	19,019
Acquired with deteriorated credit quality	42	771	—	66	—	—	879
Total	$1,582	$8,921	$7,208	$1,495	$85	$859	$20,150

Loans
Evaluated for impairment:
Individually	$—	$6,023	$449	$297	$—	$—	$6,769
Collectively	139,862	1,009,241	1,293,748	142,743	39,572	2,802	2,627,968
Acquired with deteriorated credit quality	686	13,567	379	2,564	133	—	17,329
Total	$140,548	$1,028,831	$1,294,576	$145,604	$39,705	$2,802	$2,652,066

Schedule Of Credit Quality Indicators
The following table presents the Company's commercial loans by credit quality indicators, by class (in thousands):

	Commercial and industrial	Commercial real estate	Total
December 31, 2015
Pass	$157,211	$1,070,752	$1,227,963
Special mention	4,099	20,942	25,041
Substandard	4,539	36,133	40,672
Doubtful	38	—	38
Total	$165,887	$1,127,827	$1,293,714

December 31, 2014
Pass	$128,812	$970,585	$1,099,397
Special mention	761	15,103	15,864
Substandard	10,575	42,691	53,266
Doubtful	400	452	852
Total	$140,548	$1,028,831	$1,169,379

The following table presents the Company's non-commercial loans by payment performance, by class (in thousands):

	Performing	Non-Performing	Total
December 31, 2015
Residential real estate	$1,382,715	$418	$1,383,133
Home equity	147,013	23	147,036
Consumer	36,049	34	36,083
DDA overdrafts	3,361	—	3,361
Total	$1,569,138	$475	$1,569,613

December 31, 2014
Residential real estate	$1,292,012	$2,564	$1,294,576
Home equity	145,506	98	145,604
Consumer	39,692	13	39,705
DDA overdrafts	2,802	—	2,802
Total	$1,480,012	$2,675	$1,482,687

Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans
The following presents an aging analysis of the Company’s accruing and non-accruing loans, by class (in thousands). The purchased credit-impaired loan column represents the purchased credit-impaired loans that the Company acquired that are contractually past due; however, are still performing in accordance with the Company's initial expectations.

	Originated Loans
	December 31, 2015
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,290,312	$4,648	$805	$418	$—	$2,038	$1,298,221
Home equity	142,697	306	65	22	—	136	143,226
Commercial and industrial	106,003	43	—	19	—	2,389	108,454
Commercial real estate	946,611	568	211	—	—	7,353	954,743
Consumer	31,894	71	2	34	—	—	32,001
DDA overdrafts	3,048	310	3	—	—	—	3,361
Total	$2,520,565	$5,946	$1,086	$493	$—	$11,916	$2,540,006

	Acquired Loans
	December 31, 2015
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$83,292	$613	$127	$—	$—	$880	$84,912
Home equity	3,796	12	—	2	—	—	3,810
Commercial and industrial	56,979	98	—	—	—	356	57,433
Commercial real estate	168,588	194	—	—	506	3,796	173,084
Consumer	3,992	83	7	—	—	—	4,082
DDA overdrafts	—	—	—	—	—	—	—
Total	$316,647	$1,000	$134	$2	$506	$5,032	$323,321

	Total Loans
	December 31, 2015
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,373,604	$5,261	$932	$418	$—	$2,918	$1,383,133
Home equity	146,493	318	65	24	—	136	147,036
Commercial and industrial	162,982	141	—	19	—	2,745	165,887
Commercial real estate	1,115,199	762	211	—	506	11,149	1,127,827
Consumer	35,886	154	9	34	—	—	36,083
DDA overdrafts	3,048	310	3	—	—	—	3,361
Total	$2,837,212	$6,946	$1,220	$495	$506	$16,948	$2,863,327

	Originated Loans
	December 31, 2014
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,200,177	$4,235	$758	$169	$—	$2,259	$1,207,598
Home equity	142,624	561	155	30	—	68	143,438
Commercial and industrial	128,857	100	—	210	—	78	129,245
Commercial real estate	869,530	479	—	—	—	7,330	877,339
Consumer	33,178	119	78	1	—	—	33,376
DDA overdrafts	2,483	317	2	—	—	—	2,802
Total	$2,376,849	$5,811	$993	$410	$—	$9,735	$2,393,798

	Acquired Loans
	December 31, 2014
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$86,129	$714	$—	$—	$—	$135	$86,978
Home equity	2,164	2	—	—	—	—	2,166
Commercial and industrial	10,123	143	—	—	—	1,037	11,303
Commercial real estate	144,721	892	210	—	1,270	4,399	151,492
Consumer	6,108	172	36	13	—	—	6,329
DDA overdrafts	—	—	—	—	—	—	—
Total	$249,245	$1,923	$246	$13	$1,270	$5,571	$258,268

	Total Loans
	December 31, 2014
	Accruing
	Current	30-59 days	60-89 days	Over 90 days	Purchased-Credit Impaired	Non-accrual	Total
Residential real estate	$1,286,306	$4,949	$758	$169	$—	$2,394	$1,294,576
Home equity	144,788	563	155	30	—	68	145,604
Commercial and industrial	138,980	243	—	210	—	1,115	140,548
Commercial real estate	1,014,251	1,371	210	—	1,270	11,729	1,028,831
Consumer	39,286	291	114	14	—	—	39,705
DDA overdrafts	2,483	317	2	—	—	—	2,802
Total	$2,626,094	$7,734	$1,239	$423	$1,270	$15,306	$2,652,066

Schedule Of Impaired Loans
The following presents the Company’s impaired loans, by class (in thousands):

	December 31, 2015			December 31, 2014
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
	Investment	Balance	Allowance	Investment	Balance	Allowance
With no related allowance recorded:
Residential real estate	$437	$437	$—	$449	$449	$—
Home equity	297	297	—	297	297	—
Commercial and industrial	2,349	7,547	—	—	—	—
Commercial real estate	5,399	8,768	—	4,631	4,631	—
Consumer	—	—	—	—	—	—
DDA overdrafts	—	—	—	—	—	—
Total	$8,482	$17,049	$—	$5,377	$5,377	$—

With an allowance recorded
Residential real estate	$—	$—	$—	$—	$—	$—
Home equity	—	—	—	—	—	—
Commercial and industrial	—	—	—	—	—	—
Commercial real estate	—	—	—	1,392	1,392	252
Consumer	—	—	—	—	—	—
DDA overdrafts	—	—	—	—	—	—
Total	$—	$—	$—	$1,392	$1,392	$252

Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans
The following table presents information related to the average recorded investment and interest income recognized on the Company’s impaired loans, by class (in thousands):

	For the year ended
	December 31, 2015		December 31, 2014
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
With no related allowance recorded:
Residential real estate	$441	$—	$452	$—
Home equity	296	—	297	—
Commercial and industrial	2,913	—	—	—
Commercial real estate	4,869	4	6,657	17
Consumer	—	—	—	—
DDA overdrafts	—	—	—	—
Total	$8,519	$4	$7,406	$17

With an allowance recorded
Residential real estate	$—	$—	$—	$—
Home equity	—	—	—	—
Commercial and industrial	—	—	—	—
Commercial real estate	1,012	—	1,725	128
Consumer	—	—	—	—
DDA overdrafts	—	—	—	—
Total	$1,012	$—	$1,725	$128

Schedule Of Troubled Debt Restructurings
The following tables set forth the Company’s TDRs (in thousands):

	December 31, 2015			December 31, 2014
		Non-			Non-
	Accruing	Accruing	Total	Accruing	Accruing	Total
Commercial and industrial	$58	$—	$58	$73	$—	$73
Commercial real estate	1,746	—	1,746	2,263	—	2,263
Residential real estate	17,796	191	17,987	17,946	545	18,491
Home equity	2,659	34	2,693	2,673	15	2,688
Consumer	—	—	—	—	—	—
	$22,259	$225	$22,484	$22,955	$560	$23,515

	New TDRs			New TDRs
	For the year ended			For the year ended
	December 31, 2015			December 31, 2014
		Pre	Post		Pre	Post
		Modification	Modification		Modification	Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
Commercial and industrial	—	$—	$—	—	$—	$—
Commercial real estate	—	—	—	1	428	428
Residential real estate	38	2,969	2,969	35	2,381	2,381
Home equity	13	361	361	10	211	211
Consumer	—	—	—	—	—	—
	51	$3,330	$3,330	46	$3,020	$3,020